INVENTORIES	3 Months Ended
Mar. 31, 2021
Inventory Disclosure [Abstract]
INVENTORIES	INVENTORIES
Inventories as of March 31, 2021 and December 31, 2020 consist of the following:

	March 31, 2021	December 31, 2020
	(in millions)
Raw materials	$1,750	$1,525
Work-in-process	991	622
Finished goods	4,139	3,875
Total inventories	$6,880	$6,022